SEGMENT INFORMATION - Summary of Reconciliation of Net Income/(Loss) to Adjusted EBITDA (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net income/(loss)	$ 939,057	$ 560,615	$ (167,930)
Income taxes	(438)	1,440	579
Income/(loss) before income taxes	938,619	562,055	(167,351)
Depreciation and amortization	51,712	55,362	55,940
Impairment of long-lived assets	76,155	0	0
Unrealized (gain)/loss on oil and gas derivative instruments (note 8)	(520,997)	(204,663)	42,561
Realized and unrealized mark-to-market (gains)/losses on our investment in listed equity securities (note 9)	(400,966)	295,777	0
Other non-operating (income)/losses (note 9)	(11,916)	66,027	(5,682)
Interest income	(12,225)	(128)	(1,479)
Interest expense	19,286	34,486	39,182
(Gains)/losses on derivative instruments (note 10)	(71,497)	(24,348)	52,423
Other financial items, net (note 10)	5,380	(693)	557
Net (income)/loss from equity method investments (note 17)	(19,041)	(1,080)	537
Net loss/(income) from discontinued operations (note 14)	76,450	(625,389)	142,912
Adjusted EBITDA	362,980	182,178	162,139
Oil and gas derivative
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Unrealized (gain)/loss on oil and gas derivative instruments (note 8)	(288,977)	(179,891)	45,100
Continuing operations
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Income taxes	438	(1,440)	(579)
Depreciation and amortization	51,712	55,362	55,940
Impairment of long-lived assets	76,155	0	0
Realized and unrealized mark-to-market (gains)/losses on our investment in listed equity securities (note 9)	(400,966)	295,777	0
Net (income)/loss from equity method investments (note 17)	$ (19,041)	$ (1,080)	$ 537